Note 13 - Accumulated Other Comprehensive Income (Loss) - Schedule of Accumulated Other Comprehensive Income (Loss) (Details) - USD ($) $ in Thousands	3 Months Ended				12 Months Ended
	Jun. 30, 2024	Mar. 31, 2024	Jun. 30, 2023	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Balance	$ 21,924	$ 29,023	$ 75,966	$ 93,970	$ 93,970	$ 168,767
Amounts reclassified from accumulated other comprehensive loss, net of tax					46	77
Net other comprehensive income (loss)	(4)	(14)	420	469	1,289	(888)
Balance	20,810	21,924	65,656	75,966	29,023	93,970
AOCI, Accumulated Gain (Loss), Debt Securities, Available-for-Sale, Parent [Member]
Balance	(4)	10	(764)	(1,254)	(1,254)	(391)
Other comprehensive loss before reclassifications, net of tax					1,264	(940)
Amounts reclassified from accumulated other comprehensive loss, net of tax					0	77
Net other comprehensive income (loss)	(4)	(14)	420	490	1,264	(863)
Balance	(8)	(4)	(344)	(764)	10	(1,254)
AOCI, Market Risk Benefit, Instrument-Specific Credit Risk, Parent [Member]
Balance		0		(25)	(25)	0
Other comprehensive loss before reclassifications, net of tax					(21)	(25)
Amounts reclassified from accumulated other comprehensive loss, net of tax					46	0
Net other comprehensive income (loss)					25	(25)
Balance					0	(25)
AOCI Attributable to Parent [Member]
Balance	(4)	10	(810)	(1,279)	(1,279)	(391)
Other comprehensive loss before reclassifications, net of tax					1,243	(965)
Amounts reclassified from accumulated other comprehensive loss, net of tax					46	77
Net other comprehensive income (loss)	(4)	(14)	420	469	1,289	(888)
Balance	$ (8)	$ (4)	$ (390)	$ (810)	$ 10	$ (1,279)